February 23, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

   Re: T. Rowe Price Index Trust, Inc. (the "Corporation")
       T. Rowe Price Equity Index 500 Fund
       T. Rowe Price Extended Equity Market Index Fund
       T. Rowe Price Total Equity Market Index Fund
       (the "Funds")
       File Nos.: 033-32859/811-5986

Gentlemen:

   This letter will serve as our filing under the provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Fund's Prospectus and Statement of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 11 on January 27, 1998. The Prospectus and Statement of Additional Information went effective automatically on January 30, 1998. These documents will be used for the offer and sale of Fund shares.

                             Sincerely,
                             /s/Forrest R. Foss
                             Forrest R. Foss